LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	$ 20	$ 13
Increase	1	7
Decrease	(1)
Right of use assets, ending		20
Right of use assets amortization, beginning	(8)	(3)
For the year	(3)	(5)
Right of use assets amortization, ending	(11)	(8)
Net book values	9	12
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	20
Increase	1
Decrease	(1)
Right of use assets, ending	20	20
Right of use assets amortization, beginning	(8)
For the year	(3)
Right of use assets amortization, ending	(11)	(8)
Net book values	$ 9	$ 12